SUBORDINATED DEBT AND DEBENTURES, Subordinated Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	May 31, 2020	Dec. 31, 2019
Subordinated Debt [Abstract]
Subordinated debt	$ 39,281		$ 0
Subordinated Debt [Member]
Subordinated Debt [Abstract]
Subordinated notes issued		$ 40,000
Maturity period	10 years
Maturity date	May 31, 2030
Call option period	5 years
Coupon rate		5.95%
Fixed coupon rate percentage, period	5 years
Subordinated debt	$ 39,300
Unamortized deferred issuance costs	$ 700
Subordinated Debt [Member] | SOFR [Member]
Subordinated Debt [Abstract]
Basis spread on variable rate	5.825%